LONG-TERM NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]	As of December 31, 2012, long-term notes payable mature as follows:
Years ended December 31,
2013	$—
2014	—
2015	119,957
2016	243,591
2017	86,452
$450,000